Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Congress Mid Cap Growth Fund | Congress Mid Cap Growth Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		(4.98%)	4.53%	16.14%	(26.91%)	29.59%	30.61%	34.46%	(5.01%)	15.91%
Congress Large Cap Growth Fund | Congress Large Cap Growth Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		12.67%	20.92%	32.31%	(24.84%)	25.84%	31.70%	34.97%	0.14%	27.88%
Congress Small Cap Growth Fund | Congress Small Cap Growth Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		8.34%	18.66%	20.27%	(26.21%)	39.39%	39.23%	24.97%	2.42%	22.30%
Congress SMid Growth ETF | Congress SMid Growth ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.71%	12.14%
Congress Large Cap Growth ETF | Congress Large Cap Growth ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.44%	23.27%
Congress Intermediate Bond ETF | Congress Intermediate Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.52%